Revenue and Cost of Revenue	12 Months Ended
Mar. 31, 2026
Revenue and Cost of Revenue [Abstract]
REVENUE AND COST OF REVENUE

4. REVENUE AND COST OF REVENUE

	2026		2025		2024
	US$’000%		US$’000%		US$’000%
Revenue (Note (a))
Public Sector
– Infrastructure and public facilities	28,312	57.4%	6,197	11.6%	21,164	33.3%
– Residential	20,464	41.5%	39,686	74.6%	32,234	50.8%
Sub-total	48,776	98.8%	45,883	86.2%	53,398	84.1%

Private Sector
– Commercial/industrial (Note (b))	582	1.2%	2,233	4.2%	4,045	6.4%
– Residential	-	0.0%	5,089	9.6%	6,020	9.5%
Sub-total	582	1.2%	7,322	13.8%	10,065	15.9%

Total	49,358	100.0%	53,205	100.0%	63,463	100.0%

	2026		2025		2024
	US$’000%		US$’000%		US$’000%
Cost of revenue
Public Sector
– Infrastructure and public facilities	25,695	45.5%	5,428	11.0%	19,360	32.8%
– Residential	27,903	49.4%	35,398	71.8%	30,399	51.5%
Sub-total	53,598	94.9%	40,826	82.8%	49,759	84.3%

Private Sector
– Commercial/industrial	664	1.2%	3,040	6.2%	3,701	6.3%
– Residential	2,213	3.9%	5,423	11.0%	5,560	9.4%
Sub-total	2,877	5.1%	8,463	17.2%	9,261	15.7%

Total	56,475	100.0%	49,289	100.0%	59,020	100.0%

	2026		2025		2024
	US$’000	GP%	US$’000	GP%	US$’000	GP%
Gross profit
Public Sector
– Infrastructure and public facilities	2,617	9.2%	769	12.4%	1,804	8.5%
– Residential	(7,439)	(36.4)%	4,288	10.8%	1,835	5.7%
Sub-total	(4,822)	(9.9)%	5,057	11.0%	3,639	6.8%

Private Sector
– Commercial/industrial	(82)	(14.1)%	(807)	(36.1)%	344	8.5%
– Residential	(2,213)	(100.0)%	(334)	(6.6)%	460	7.6%
Sub-total (Note (b))	(2,295)	(394.3)%	(1,141)	(15.6)%	804	8.0%

Total	(7,117)	(14.4)%	3,916	7.4%	4,443	7.0%

Notes:

(a)	Revenue from the provision of construction services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for the satisfaction of the construction services. A certain percentage of payments is retained by customers until the end of the retention period, as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period, as stipulated in the contracts.

(b)	Gross profit for the public sector and private sector was negative US$4.82 million and negative US$2.29 million, respectively, for the year ended March 31, 2026 compared to US$5.06 million and negative US$1.14 million respectively, negative gross profit was primarily due to cost overruns and final account adjustments on certain legacy projects. These contracts have been substantially completed, and no provision for future contract losses is required as of March 31, 2026.